Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Value of Financial Instruments

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2025 and 2024:

		December 31, 2025		December 31, 2024
Financial assets	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at amortised cost:
Cash and cash held in trust	1	$504,136	$504,136	$3,841,866	$3,841,866
Trade and other receivables	2	1,399,977	1,399,977	370,537	370,537
Loan receivable	2	—	—	955,022	955,022

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	3,309,037	3,309,037	2,982,499	2,982,499
Loans and borrowings	2	1,006,920	1,006,920	352,814	352,814
Secured promissory notes	2	7,633,966	7,633,966	—	—
Lease liabilities	2	396,121	396,121	—	—
Due to related parties	2	640,546	640,546	302,232	302,232

Financial liabilities measure at FVTPL:
Convertible promissory notes	2	1,055,420	1,055,420	—	—
Secured convertible debenture	2	4,143,982	4,143,982	—	—